Merger Transaction	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Merger Transaction
2.	Merger Transaction

Merger with Spring Valley

In December 2021, NuScale LLC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spring Valley Acquisition Corp. (“Spring Valley”) and Spring Valley Merger Sub, LLC (“Merger Sub”), a wholly owned subsidiary of Spring Valley. Pursuant to the Merger Agreement, Merger Sub merged with and into NuScale LLC (the “Merger”), with NuScale LLC surviving the Merger, Spring Valley being renamed NuScale Corp, and NuScale LLC continuing to be held as a wholly controlled subsidiary of NuScale Power Corporation in an “Up-C” structure. On May 2, 2022, the Merger Agreement and Merger (collectively the “Transaction”) was completed.

The Transaction is shown as a reverse recapitalization under GAAP. Spring Valley is the acquired company, with NuScale LLC treated as the acquirer. This determination reflects Legacy NuScale Equityholders holding a majority of the voting power of NuScale Corp, NuScale LLC’s pre-merger operations being the majority post-merger operations of NuScale Corp and NuScale LLC’s management team retaining similar roles at NuScale Corp. Accordingly, although Spring Valley is the legal parent company, GAAP dictates that the financial statements of NuScale Corp will represent a continuation of NuScale LLC’s operations, with the Transaction being treated as though NuScale LLC issued ownership interests for Spring Valley, accompanied by a recapitalization. The net assets of NuScale LLC are stated at historical cost, with no incremental goodwill or other intangible assets recorded for the effects of the Transaction with Spring Valley.

The following table provides the historical cost of the assets and liabilities assumed as a result of the Transaction:

Cash	$341,462
Warrant liabilities	(47,532)
Total net assets	$293,930

In connection with the Transaction:

●	Each Convertible Preferred Unit of NuScale LLC was converted into common units using an exchange ratio, and each NuScale LLC common unit holder received a certain number of NuScale LLC Class B units and non-economic voting shares of NuScale Corp Class B common stock based on an exchange ratio. Holders of NuScale LLC Class B units have the right to exchange each Class B unit, together with the cancellation for no consideration of one share of NuScale Corp Class B common stock, par value $0.0001, for one share of NuScale Corp Class A common stock, par value $0.0001, or cash, subject to certain restrictions.
●	Institutional and accredited investors purchased 23,700,002 shares of Class A common stock for an aggregate amount of $235,000.
●	The convertible loan held by Fluor, identified in the December 31, 2021 balance sheet as convertible note payable, was converted into 8,257,560 NuScale LLC Class B units in April 2022 (which then received NuScale LLC Class B units and non-economic voting shares of Class B common stock).

The Transaction resulted in NuScale LLC receiving cash in the amount of $341,462, consisting of $235,000 through the private sale of equity securities (“PIPE”) and $145,525 in cash in trust, partially offset by transaction costs of $39,063.

The following summarizes the common stock outstanding immediately following the Transaction, on May 3, 2022:

	Shares	%
Spring Valley Class A Shareholders	14,400,369	6.5%
Spring Valley Founders(A)	3,871,009	1.8%
Total Spring Valley	18,271,378	8.3%
Legacy NuScale Equityholders	178,396,711	81.0%
PIPE Shares	23,700,002	10.8%
Total Shares at Closing (excluding shares below)	220,368,091	100.0%
Remaining NuScale Consideration Shares - upon Exercise of NuScale Corp Options	14,742,933
Other - Earn Out Shares(B)	1,643,924
Total Shares	236,754,948
(A)	Includes an aggregate of 120,000 Spring Valley Class B ordinary shares that were issued to Spring Valley’s independent directors.
(B)	Spring Valley Founders Shares included “Earn Out Shares”. Fifty percent of the Earn Out Shares vest, pursuant to the sponsor letter agreement, dated as of December 31, 2021, between SV Acquisition Sponsor Sub, LLC, Spring Valley and NuScale LLC, if NuScale Corp trades at $12.00 per share or higher over any 20 trading days within a 30-day window during the 60 months following the closing and the dollar volume-weighted average price (“VWAP”) is greater than or equal to $12.00 per share. The remainder of the Earn Out Shares vest if NuScale Corp trades at $14.00 per share or higher over any 20 trading days within a 30-day window during the 60 months following the closing and the VWAP is greater than or equal to $14.00 per share. The Earn Out Shares associated with the merger became vested during 2022, as the VWAP of the Company’s share price exceeded $12.00 and then $14.00 for the required time period.

Warrants

The Private Placement Warrants and the Public Warrants (collectively the “Warrants”) are included on the balance sheet as Warrant liabilities. We are required to measure the fair value of the Warrants at the end of each reporting period. The rights of Warrant holders are described in note 5 and the valuation methodology for the Warrants is described in note 6.

Tax Receivable Agreement

Substantially all of the assets of the combined company are held by NuScale LLC, and NuScale Corp’s only assets are its equity interest in NuScale LLC and prepaid assets. NuScale Corp entered into a Tax Receivable Agreement (“TRA”) with NuScale LLC, each of the TRA Holders (as defined in the TRA), and Fluor, in its capacity as TRA Representative. Pursuant to the TRA, NuScale Corp must pay 85% of the net cash tax savings from certain tax benefits, if any, that it realizes (or in certain cases is deemed to realize) as a result of any increases in tax basis and other tax benefits resulting from any exchange by the TRA holders of NuScale LLC Class B units for shares of Class A common stock or cash in the future.

NuScale Corp will benefit from the remaining 15% of cash tax savings, if any, realized as a result of such tax benefits. Cash tax savings will be computed by comparing NuScale Corp’s actual income tax liability to the amount of such taxes that NuScale Corp would have been required to pay had there been no increase to the tax basis of its assets as a result of the Transaction or the exchanges and had NuScale Corp not entered into the TRA (calculated by making certain assumptions). As of December 31, 2022, there have been 21,305,891 Class B units exchanged for shares of Class A common stock. NuScale Corp maintains a full valuation allowance and no liability related to projected obligations under the TRA has been recorded. See note 14 for details of the income tax impact from the TRA.

As of December 31, 2022, there have been 21,305,891 Class B Units exchanged for shares of Class A common stock. Associated with the exchanged units we have calculated an implied TRA obligation of $54,651 as of December 31, 2022. However, NuScale Corp maintains a full valuation allowance and thus no liability related to projected obligations under the TRA has been recorded.